EQUITY TRANSACTIONS QUARTERLY (Details Narrative) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jan. 27, 2012
Notes to Financial Statements
Common stock issued for consulting services						70,000
Common stock issued to creditor						$ 722,000
Value of common stock issued to creditor						1,575,000
Loss from debt retirement						272,000
Common stock issued for April consulting services						100,000
Common stock issued for Board of Director services					50,000
Common stock issued to cover restricted stock units					125,000
Restricted stock units issued to non-executive employee					125,000
Retirement of options					250,000
Strike pricer per option					$ 2.00
Restricted stock units as portion of grant					100,000
Shares issued to CFO					700,000
Shares issued as portion of grant					200,000
Shares issued to former Board of Director					400,000
Shares issued to investor relations consultants					83,330
Shares issued to participating lenders of Bridge Loan					400,000
Restricted stock units issued to previous employee					25,000
Restricted stock units issued as portion of grant					166,666
Restricted stock units issued to complete grant to former Board of Director					200,000
Restricted stock units issued to vendor					50,000
Restricted stock units issued for consulting services					166,666
Shares issued through exercise of warrants					100,000
Value of options issued					2,149,000
Average share price of options exercised					$ 1.29
Options issued during 2005 plan					204,480
Options issued strike price					$ 1.25
Options issued in conjucntion with debt placement					83,333
Recognized interest expense					3,000
Remainder of options issued					121,147
Fair value of consulting expense					44,000
Shares available for grants					10,000,000
Restricted stock units issued in grant					8,981,184
Options issued in grant					25,000
Balance of shares available for grants					993,816
Stock based compensation expense for the year					7,482,000
Stock based compensation expense	1,036,000	1,000,000	501,000	498,000	2,036,000	999,000
Warrants issued extension							100,000
Price per share for warrants issued							$ 1.00
Expense for extension of warrants							$ 55,000
Warrants exercised							100,000